Note 2 - Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Estimated Salvage Value Per Light Weight Ton of Vessel	250	250
Ship Owning Crew Contract Term (Month)	9 months
Impairment, Long-Lived Asset, Held-for-Use, Total	$ 0
Percentage of Annual Increase in Internal Budget for Operating Expense	1.50%
Number of Reportable Segments	1
Minimum [Member]
Lessor, Operating Lease, Term of Contract (Day)	20 days
Maximum [Member]
Lessor, Operating Lease, Term of Contract (Day)	3 years
Lessor, Operating Lease, Option to Renewal Term (Month)	12 months
Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	25 years